Revenue - Change in Contract Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Change in Contract with Customer, Asset [Abstract]
Contract with customer, asset, net, beginning balance	$ 18,656
Payments received for services billed	(17,133)
Services provided and billed in current period	112,432
Payments received for services billed in current period	(95,206)
Contract with customer, asset, net, ending balance	18,749
Change in Contract with Customer, Liability [Abstract]
Contract with customer, liability, beginning balance	(27,076)
Amortization of deferred commissioning period revenue	2,110
Contract with customer, liability, ending balance	$ (24,966)